12. Stockholders' Deficit (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Proceeds from sale of common stock and warrants				$ 460,000	$ 175,000
Proceeds from the exercise of warrants				120,000	0
Stock issued for assets, value				18,235
Share based compensation				$ 36,667	303,642
2017 Equity Incentive Plan [Member]
Shares authorized for issuance under plan	200,000			200,000
Options available for future grant	128,000			128,000
SDA Mill [Member]
Common stock			$ 426,025
Total Purchase Price			$ 1,476,025
Stock issued value in acquisition			284,017
El Dorado Data Package [Member]
Stock issued for assets, shares				20,261
Stock issued for assets, value				$ 18,235
John D. Gibbs [Member] | Line of Credit [Member]
Debt converted, shares issued				100,000
Debt converted, amount converted				$ 100,000
Carson [Member] | Executive Compensation [Member]
Debt converted, shares issued				98,100
Debt converted, amount converted				$ 98,100
Convertible Notes [Member]
Debt converted, shares issued				236,000
Debt converted, amount converted				$ 162,854
Debt converted, interest converted				24,394
Warrants [Member]
Proceeds from the exercise of warrants				$ 120,000	$ 50,000
Warrants exercised				120,000	10,000
Intrinsic value of warrants	$ 0			$ 0
Restricted Stock [Member] | Carson [Member]
Restricted stock award granted, shares				80,000
Share based compensation				$ 36,667
Restricted Stock [Member] | Life Sciences [Member]
Restricted stock award granted, shares					60,000
Restricted stock award granted, value					$ 120,000
Share based compensation				$ 99,616	$ 20,384
Restricted Stock [Member] | CEO and President [Member]
Restricted stock award granted, shares					80,000
Restricted stock award granted, value					$ 160,000
Share based compensation					$ 160,000
Restricted Stock [Member] | Bright Star [Member]
Restricted stock award granted, shares					30,000
Options [Member]
Share based compensation					$ 143,642
Options granted				0	72,000
Option grant price					$ 2.00
Weighted average remaining term of options				8 years 9 months 25 days
Intrinsic value of options	$ 0			$ 0
Common stock and warrants [Member]
Common stock and warrants issued, shares	120,000	340,000
Proceeds from sale of common stock and warrants	$ 120,000	$ 340,000
Warrant liability	284,049			284,049
Unrealized loss on derivative	(177,827)
Additional paid in capital adjustment due to warrant liability	106,222
Warrant liability fair value	168,612			$ 168,612
Reclassification of warrant liability to equity	$ 62,390
Common stock and warrants [Member] | Price Protection Provision [Member]
Common stock and warrants issued, shares		298,636
Common stock and warrants to be issued, shares		45,559
Deemed dividend, shares		323,792
Private Placement [Member]
Common stock and warrants issued, shares					25,000
Proceeds from sale of common stock and warrants					$ 125,000